Capital Group International Core Equity ETF
Investment portfolio
February 28, 2026
unaudited

Common stocks 96.92% Financials 19.96%	Shares	Value (000)
UniCredit SpA	242,132	$20,717
AIA Group, Ltd.	1,325,000	14,701
CaixaBank, SA, non-registered shares	1,082,733	13,459
DBS Group Holdings, Ltd.	295,300	13,335
Skandinaviska Enskilda Banken AB, Class A	588,518	12,569
HSBC Holdings PLC	618,079	11,608
Banco Bilbao Vizcaya Argentaria SA	462,605	10,796
Bank Hapoalim BM	422,681	10,658
BNP Paribas SA	93,510	10,552
Societe Generale	117,831	10,283
Prudential PLC	619,344	9,494
Zurich Insurance Group AG	12,366	9,338
Japan Post Bank Co., Ltd.	470,800	9,228
Banco Santander SA	708,342	9,031
Resona Holdings, Inc.	701,200	8,578
London Stock Exchange Group PLC	67,193	8,023
Euronext NV	47,002	7,775
PICC Property and Casualty Co., Ltd., Class H	3,746,000	7,752
NatWest Group PLC	889,961	7,424
AXA SA	138,088	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	761,500	6,619
Axis Bank, Ltd.	398,960	6,069
Canadian Imperial Bank of Commerce	56,860	5,744
Kotak Mahindra Bank, Ltd.	1,160,091	5,294
Mizuho Financial Group, Inc.	105,700	4,840
KB Financial Group, Inc.	42,460	4,693
3i Group PLC	104,117	4,661
Abu Dhabi Islamic Bank PJSC	661,030	4,589
Hiscox, Ltd.	219,291	4,575
Tokio Marine Holdings, Inc.	105,100	4,393
Tryg A/S	176,794	4,378
Bank Leumi le-Israel BM	171,408	4,146
HDFC Bank, Ltd.	413,569	4,036
XP, Inc., Class A	165,181	3,556
Hong Kong Exchanges and Clearing, Ltd.	62,100	3,326
CVC Capital Partners PLC	231,715	3,310
Grupo Financiero Banorte, SAB de CV, Series O	284,907	3,249
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	3,762,000	3,082
Pluxee NV	213,284	2,853
Rakuten Bank, Ltd. (a)	63,300	2,579
Hana Financial Group, Inc.	26,774	2,267
Etoro Group, Ltd., Class A (a)	68,459	2,100
Samsung Life Insurance Co., Ltd.	12,536	2,058
		304,503
Capital Group International Core Equity ETF — Page 1 of 7

unaudited
Common stocks (continued) Industrials 14.65%	Shares	Value (000)
BAE Systems PLC	1,011,209	$28,781
Airbus SE, non-registered shares	90,031	19,600
Ryanair Holdings PLC (ADR)	268,253	18,104
Siemens AG	55,751	16,298
Deutsche Post AG	197,297	11,680
ITOCHU Corp.	680,100	9,886
Hitachi, Ltd.	293,900	9,835
Safran SA	22,611	9,084
Motiva Infraestrutura de Mobilidade SA	2,396,323	7,783
Diploma PLC	90,314	6,907
Mitsui & Co., Ltd.	170,300	6,403
ASSA ABLOY AB, Class B	144,232	6,161
Schneider Electric SE	16,488	5,391
DSV A/S	20,202	5,225
Rolls-Royce Holdings PLC	288,320	5,181
Deutsche Lufthansa AG	478,181	5,135
Copa Holdings SA, Class A	36,449	5,052
ABB, Ltd.	53,767	5,022
Compagnie de Saint-Gobain SA, non-registered shares	46,122	4,700
Komatsu, Ltd.	90,700	4,375
IHI Corp.	155,900	4,296
Singapore Technologies Engineering, Ltd.	539,000	4,248
SPIE SA	64,179	3,981
RELX PLC	104,488	3,639
Bombardier, Inc., Class B (a)	16,543	3,419
CSG NV (a)	83,720	3,149
SGH, Ltd.	89,037	2,959
Volvo AB, Class B	73,338	2,858
Kanzhun, Ltd., Class A (ADR)	97,878	1,574
Full Truck Alliance Co., Ltd., Class A (ADR)	156,059	1,464
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	48,114	1,255
		223,445
Information technology 14.37%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	210,381	78,805
ASML Holding NV	23,978	34,945
Samsung Electronics Co., Ltd.	209,615	31,548
MediaTek, Inc.	277,000	17,262
SK hynix, Inc.	22,547	16,630
Broadcom, Inc.	25,010	7,992
ASMPT, Ltd.	525,500	7,530
SAP SE	28,916	5,841
Sage Group PLC (The)	365,440	4,047
Tokyo Electron, Ltd.	14,000	3,945
Capgemini SE	24,034	3,037
NEC Corp.	108,300	3,006
Accton Technology Corp.	57,000	2,557
Jentech Precision Industrial Co., Ltd.	21,000	2,099
		219,244
Materials 9.15%
Barrick Mining Corp.	354,842	18,005
Glencore PLC (a)	2,041,474	14,691
BASF SE	191,930	11,044
Valterra Platinum, Ltd.	89,020	10,423
Capital Group International Core Equity ETF — Page 2 of 7

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Amcor PLC	116,175	$5,626
Amcor PLC (CDI)	84,954	4,102
Agnico Eagle Mines, Ltd.	37,309	9,372
Vale SA (ADR), ordinary nominative shares	435,755	7,486
Heidelberg Materials AG, non-registered shares	30,198	6,764
Linde PLC	12,973	6,591
Southern Copper Corp.	26,346	5,751
Norsk Hydro ASA	608,797	5,643
Mitsubishi Chemical Group Corp.	704,000	5,232
Anhui Conch Cement Co., Ltd., Class H	1,649,500	5,166
Impala Platinum Holdings, Ltd.	211,179	4,690
Nutrien, Ltd.	57,715	4,341
Shin-Etsu Chemical Co., Ltd.	94,100	3,717
Pan American Silver Corp.	46,824	3,217
Smurfit Westrock PLC	66,922	3,146
Grupo Mexico, SAB de CV, Series B	225,215	2,864
Rio Tinto PLC	17,141	1,694
		139,565
Consumer staples 8.04%
British American Tobacco PLC	364,507	22,793
Nestle SA	180,801	19,748
Philip Morris International, Inc.	83,879	15,671
Pernod Ricard SA	128,240	11,859
Carlsberg A/S, Class B	61,904	9,625
Imperial Brands PLC	194,396	8,711
Carrefour SA, non-registered shares	367,321	6,964
Arca Continental, SAB de CV	553,746	6,665
L’Oreal SA, non-registered shares	13,129	6,165
KT&G Corp.	52,963	6,005
Danone SA	43,169	3,705
Anheuser-Busch InBev SA/NV	38,898	3,163
Ocado Group PLC (a)	544,110	1,541
		122,615
Consumer discretionary 7.99%
Industria de Diseno Textil SA	329,790	22,142
Prosus NV, Class N	173,621	8,926
LVMH Moet Hennessy-Louis Vuitton SE	13,286	8,542
Trip.com Group, Ltd. (ADR)	155,645	8,190
Hyundai Motor Co.	16,484	7,723
MGM China Holdings, Ltd.	4,468,000	7,150
H World Group, Ltd. (ADR)	124,311	6,812
Nitori Holdings Co., Ltd.	301,000	6,029
Compagnie Generale des Etablissements Michelin	130,940	5,322
Midea Group Co., Ltd., Class A	376,600	4,320
ANTA Sports Products, Ltd.	371,600	4,040
Suzuki Motor Corp.	249,600	3,789
Paltac Corp.	105,100	3,404
Moncler SpA	46,729	3,227
Amadeus IT Group SA, Class A, non-registered shares	51,086	3,184
InterContinental Hotels Group PLC	19,879	2,733
Restaurant Brands International, Inc.	37,378	2,682
Li Ning Co., Ltd.	922,000	2,646
Evolution AB	43,013	2,613
Capital Group International Core Equity ETF — Page 3 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Entain PLC	327,553	$2,538
Compagnie Financiere Richemont SA, Class A	12,155	2,486
Renault SA	44,589	1,692
Alibaba Group Holding, Ltd. (ADR)	11,131	1,604
		121,794
Communication services 7.12%
Koninklijke KPN NV	3,552,300	20,152
Singapore Telecommunications, Ltd.	3,270,100	13,030
Tencent Holdings, Ltd.	187,000	12,382
Orange	467,138	10,040
Publicis Groupe SA	98,992	8,822
Bharti Airtel, Ltd.	381,190	7,874
Nintendo Co., Ltd.	107,800	6,209
BT Group PLC	1,861,295	5,438
America Movil, SAB de CV, Class B (ADR)	159,622	4,153
Swisscom AG	4,108	3,855
MTN Group, Ltd.	276,653	3,606
HYBE Co., Ltd.	13,310	3,586
Deutsche Telekom AG	85,736	3,454
NetEase, Inc.	134,300	3,076
Nippon Television Holdings, Inc.	135,600	2,952
		108,629
Health care 6.66%
AstraZeneca PLC	145,574	30,491
Sanofi	186,304	18,095
Roche Holding AG, nonvoting non-registered shares	26,321	12,564
EssilorLuxottica SA	34,335	9,136
Novo Nordisk A/S, Class B	222,204	8,360
Bayer AG	149,363	7,414
Chugai Pharmaceutical Co., Ltd.	87,000	5,825
Takeda Pharmaceutical Co., Ltd.	114,000	4,248
Haleon PLC	430,256	2,352
bioMerieux SA	16,596	1,961
Grifols SA, Class B (ADR)	120,713	1,098
		101,544
Energy 4.53%
TotalEnergies SE	278,983	22,179
Canadian Natural Resources, Ltd. (CAD denominated)	236,528	10,347
Cameco Corp.	82,943	9,813
Cenovus Energy, Inc.	394,505	8,789
Shell PLC	164,448	6,811
SLB, Ltd.	116,664	5,990
BP PLC	452,408	2,912
TC Energy Corp.	36,184	2,325
		69,166
Utilities 3.01%
Engie SA	348,381	11,909
SSE PLC	305,269	11,062
RWE AG	153,674	9,904
Capital Group International Core Equity ETF — Page 4 of 7

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Iberdrola SA, non-registered shares	361,033	$8,553
Brookfield Infrastructure Partners, LP	114,691	4,474
		45,902
Real estate 1.44%
Mitsubishi Estate Co., Ltd.	286,100	9,670
CK Asset Holdings, Ltd.	960,000	6,108
China Resources Land, Ltd.	885,500	3,597
Prologis Property Mexico, SA de CV, REIT	533,729	2,621
		21,996
Total common stocks (cost: $1,262,757,000)		1,478,403
Short-term securities 2.61% Money market investments 2.61%
Capital Group Central Cash Fund 3.65% (b)(c)	397,565	39,756
Total short-term securities (cost: $39,753,000)		39,756
Total investment securities 99.53% (cost: $1,302,510,000)		1,518,159
Other assets less liabilities 0.47%		7,237
Net assets 100.00%		$1,525,396
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 2.61%
Money market investments 2.61%
Capital Group Central Cash Fund 3.65% (b)	$6,696	$153,139	$120,081	$(1)	$3	$39,756	$399

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 2/28/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group International Core Equity ETF — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2026, all of the fund’s investments were classified as Level 1.
Capital Group International Core Equity ETF — Page 6 of 7

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP3-317-0426
Capital Group International Core Equity ETF — Page 7 of 7